Employee Benefits - Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ (482)
Decrease in assumption	$ 533
Price inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 175
Decrease in assumption	$ (183)
Future Salary Increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 26
Decrease in assumption	$ (25)
Medical Cost Trend Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	1.00%
Increase in assumption	$ 30
Decrease in assumption	$ (26)
Longevity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	One year
Increase in assumption	$ 256
Decrease in assumption	$ (255)